MFA 2024-RPL1 Trust ABS-15G

EXHIBIT 99.22

Client Name:	MFA Financial Inc
Client Project Name:	MFA 2024-RPL1
Start - End Dates:	8/8/2019 - 6/14/2022
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
1870000790	$XXX.XX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	D	A	A	A	D	A	C	A	D	A	A	A	D	A	C	A	Compliance	Federal Higher-Priced	Satisfied	C	A	C	A	CMPFDHP2948	Federal Higher-priced mortgage loan - Appraisal does not meet HPML standards	No	Missing full appraisal report.	8/13/2019- Lender provided full appraisal.	8/13/2019- Exception satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of XX.XX% is below guide line of max XX.XX%.

CFCFS2860: Good credit history
- Clayton Comments:  Borrower has a good credit history with most recent late from XX/XX/XXXX.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified cash reserves exceed guide lines with XXX months PITI reserves.

1870000790	$XXX.XX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	D	A	A	A	D	A	C	A	D	A	A	A	D	A	C	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR100	Missing Appraisal	No	Missing full appraisal report. 1004D is in file.	8/13/2019- Lender provided full appraisal.	8/13/2019- Exception satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of XX.XX% is below guide line of max XX.XX%.

CFCFS2860: Good credit history
- Clayton Comments:  Borrower has a good credit history with most recent late from XX/XX/XXXX.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified cash reserves exceed guide lines with XXX months PITI reserves.

1870000790	$XXX.XX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	D	A	A	A	D	A	C	A	D	A	A	A	D	A	C	A	Property Valuations	Appraisal	Satisfied	N/A	A	N/A	A	PRVAAPPR275	Completed "Subject To" w/o Completion Cert in File	No	Appraisal subject to- install appliances, gas to be turned on.	8/13/2019- Lender provided full appraisal with 442	8/13/2019- Exception satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of XX.XX% is below guide line of max XX.XX%.

CFCFS2860: Good credit history
- Clayton Comments:  Borrower has a good credit history with most recent late from XX/XX/XXXX.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified cash reserves exceed guide lines with XXX months PITI reserves.

6000000864	$XXX.XX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	D	B	C	A	A	A	D	B	D	B	C	A	A	A	D	B	Compliance	Documentation	Satisfied	D	A	D	A	CMPDOC3274	Mortgage/Deed in file is incomplete	No	The legal description exhibit is missing from the mortgage; unable to determine if the legal description matches the title policy legal.	8/13/2019- Lender provided the Prelim Title matching the legal on the mortgage.	8/13/2019- Exception satisfied.	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified post close assets of $XX.XX; XXX months PITI reserves are required ($XXX.XX x 6 = $XXX.XX) total reserves required.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  The LTV of XX.XX% is XX.XX% < maximum LTV of XX.XX%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Borrowers' median credit score of 780 is 160 more points than minimum required score of 620.

6000000864	$XXX.XX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	D	B	C	A	A	A	D	B	D	B	C	A	A	A	D	B	Compliance	Documentation	Satisfied	D	A	D	A	CMPDOC796	Missing Title	No	Provide the Title for subject property.	8/13/2019- Lender provided the Prelim Title matching the legal on the mortgage.	8/13/2019- Exception satisfied.	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified post close assets of $XX.XX; XXX months PITI reserves are required ($XXX.XX x 6 = $XXX.XX) total reserves required.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  The LTV of XX.XX% is XX.XX% < maximum LTV of XX.XX%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Borrowers' median credit score of 780 is 160 more points than minimum required score of 620.

6000000864	$XXX.XX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	D	B	C	A	A	A	D	B	D	B	C	A	A	A	D	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	B	B	CMPTRID3776	TRID - LE or CD does not meet TRID requirements	No	Final CD 7/15/19, section Closing Information, field File # - missing finale numberThat is corrected on Post CD 7/21/19 and exception is satisfied	(No Data)	Exception satisfied	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified post close assets of $XX.XX; XXX months PITI reserves are required ($XXX.XX x 6 = $XXX.XX) total reserves required.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  The LTV of XX.XX% is XX.XX% < maximum LTV of XX.XX%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Borrowers' median credit score of 780 is 160 more points than minimum required score of 620.

6000000864	$XXX.XX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	D	B	C	A	A	A	D	B	D	B	C	A	A	A	D	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	B	B	CMPTRID4299	TRID - CD: The value for Total Closing Costs in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE	No	LE: 07/03/2019-1 [Last LE], Section: Calculating Cash To Close, Field: Total Closing Costs (J), Value: 18840CD: 07/15/2019-1 [Last CD], Section: Calculating Cash to Close, Field: Total Closing Costs (J) - Loan Estimate, Value: XXXX Amounts do not match. LE 7/3/19 is the final/ last LE in file. Possibly missing final LE in file.	8/13/2019: lender provided PCCD dated XX/XX/XXXX however, the LE column value still do not match the final LE. Exception remains.8/21/2019: lender provided final LE dated XX/XX/XXXX with values that match those on the CD Calculating Cash to Close table.	8/21/2019: Exception satisfied.	Non-Numeric	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified post close assets of $XX.XX; XXX months PITI reserves are required ($XXX.XX x 6 = $XXX.XX) total reserves required.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  The LTV of XX.XX% is XX.XX% < maximum LTV of XX.XX%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Borrowers' median credit score of 780 is 160 more points than minimum required score of 620.

6000000864	$XXX.XX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	D	B	C	A	A	A	D	B	D	B	C	A	A	A	D	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	B	B	CMPTRID4309	TRID - CD: The value for Cash to Close in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE	No	LE: 07/03/2019-1 [Last LE], Section: Calculating Cash To Close, Field: Estimated Cash to Close, Value: 293033 CD: 07/15/2019-1 [Last CD], Section: Calculating Cash to Close, Field: Cash to Close - Loan Estimate, Value: XXXX Amounts do not match. LE 7/3/19 is the final/ last LE in file. Possibly missing final LE in file.	8/13/2019: lender provided PCCD dated XX/XX/XXXX however, the LE column value still do not match the final LE. Exception remains.8/21/2019: lender provided final LE dated XX/XX/XXXX with values that match those on the CD Calculating Cash to Close table.	8/21/2019: Exception satisfied.	Non-Numeric	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified post close assets of $XX.XX; XXX months PITI reserves are required ($XXX.XX x 6 = $XXX.XX) total reserves required.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  The LTV of XX.XX% is XX.XX% < maximum LTV of XX.XX%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Borrowers' median credit score of 780 is 160 more points than minimum required score of 620.

6000000864	$XXX.XX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	D	B	C	A	A	A	D	B	D	B	C	A	A	A	D	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	B	B	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	No	All CDs in file, section E, field Transfer Tax - missing payee's nameAll CDs in file, section H, field Natural Hazard Disclosure - missing payee's name	8/13/2019: lender provided PCCD dated XX/XX/XXXX correcting the payee names. However, the letter of explanation to borrower was not provided. Exception remains pending receipt of LOX.XX/XX/XXXX: Lender provided the LOX for CD XX/XX/XXXX.	8/21/2019: Exception satisfied.	Hybrid	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified post close assets of $XX.XX; XXX months PITI reserves are required ($XXX.XX x 6 = $XXX.XX) total reserves required.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  The LTV of XX.XX% is XX.XX% < maximum LTV of XX.XX%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Borrowers' median credit score of 780 is 160 more points than minimum required score of 620.

6000000864	$XXX.XX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	D	B	C	A	A	A	D	B	D	B	C	A	A	A	D	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	B	B	CMPTRID4463	TRID - Assumption selection on the CD does not match the clause in the mortgage.	No	Per ARM Rider, loan is assumable under certain condition. Final CD indicates loan is not assumable. Corrected on PCCD 8/06/2019.	(No Data)	8/8/2019: Exception satisfied since corrected on PCCD.	Non-Numeric	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified post close assets of $XX.XX; XXX months PITI reserves are required ($XXX.XX x 6 = $XXX.XX) total reserves required.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  The LTV of XX.XX% is XX.XX% < maximum LTV of XX.XX%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Borrowers' median credit score of 780 is 160 more points than minimum required score of 620.

6000000864	$XXX.XX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	D	B	C	A	A	A	D	B	D	B	C	A	A	A	D	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	B	C	B	CMPTRID3670	TRID - Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation	No	Zero tolerance fee $795 due to added Processing Fee in B. section from LE 6/25/19 to LE 6/26/19 with no COC in file to support it.	8/21/2019: Lender provided a re-disclosed CD, letter of explanation to borrower, copy of the refund check for $XXX.XX and proof of delivery.	8/21/2019: Exception satisfied.	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified post close assets of $XX.XX; XXX months PITI reserves are required ($XXX.XX x 6 = $XXX.XX) total reserves required.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  The LTV of XX.XX% is XX.XX% < maximum LTV of XX.XX%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Borrowers' median credit score of 780 is 160 more points than minimum required score of 620.

6000000864	$XXX.XX	XXX	ATR/QM: Exempt	ATR/QM: Exempt	D	B	C	A	A	A	D	B	D	B	C	A	A	A	D	B	Credit	Assets	Satisfied	C	A	C	A	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	No	Provide the source of large deposit of $122,754.35 from XXXX account number XXXX dated 5/15/2019.	8/14/2019- Lender provided XXXXX deposit $XXX.XX dated XX/XX/XXXX.	8/14/2019- Exception satisfied.	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified post close assets of $XX.XX; XXX months PITI reserves are required ($XXX.XX x 6 = $XXX.XX) total reserves required.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  The LTV of XX.XX% is XX.XX% < maximum LTV of XX.XX%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Borrowers' median credit score of 780 is 160 more points than minimum required score of 620.